Subsequent Event	12 Months Ended
Mar. 31, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENT
24.	SUBSEQUENT EVENT

The Group has evaluated events from the year ended March 31, 2025 through the date the financial statements were issued. The following subsequent event is disclosed.

On May 1, 2025, 150,000 restricted shares were granted to the directors and officers of the Company. The restricted shares will vest between April 1, 2028 and April 1, 2030, subject to continuous provision of services by the directors and officers to the Company.